Non-Binding Agreement to Invest in Other Company (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Non-binding Agreement to Invest in Other Company [Abstract]
Initial amount	€ 5,000
Percentage of share capital	33.30%
Total investment amount	€ 8,330
Percentage of ownership interest	53.00%
Valuation amount	€ 30,000